UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON PARTNERS

HIGH INCOME FUND

FORM N-Q

APRIL 30, 2009

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 91.6%
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.4%
	Allison Transmission Inc., Senior Notes:
$60,000	11.000% due 11/1/15 (a)	$36,300
1,560,000	11.250% due 11/1/15 (a)(b)	803,400
	Visteon Corp., Senior Notes:
2,598,000	8.250% due 8/1/10	162,375
3,739,000	12.250% due 12/31/16 (a)	205,645

	Total Auto Components	1,207,720

Automobiles - 0.3%
	General Motors Corp.:
4,375,000	Notes, 7.200% due 1/15/11	503,125
6,485,000	Senior Debentures, 8.375% due 7/15/33	583,650

	Total Automobiles	1,086,775

Diversified Consumer Services - 0.9%
3,390,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	3,271,350

Hotels, Restaurants & Leisure - 4.3%
580,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	426,300
2,935,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,394,125
1,740,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,631,250
1,345,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	531,275
1,715,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,329,125
	Harrah’s Operating Co. Inc.:
753,000	Senior Notes, 10.750% due 2/1/16	225,900
172,000	Senior Secured Notes, 10.000% due 12/15/18 (a)	81,700
2,000,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	1,130,000
5,715,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,228,725
1,500,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	427,500
	MGM MIRAGE Inc.:
95,000	Senior Notes, 8.500% due 9/15/10	69,112
1,025,000	Senior Subordinated Notes, 8.375% due 2/1/11	425,375
1,525,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.375% due 7/15/09	1,486,875
1,265,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	683,100
1,130,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/1/14 (a)(c)	378,550
	Station Casinos Inc.:
	Senior Notes:
940,000	6.000% due 4/1/12 (d)	331,350
3,305,000	7.750% due 8/15/16 (d)	1,140,225
150,000	Senior Subordinated Notes, 6.625% due 3/15/18 (d)	6,750
2,625,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,218,125

	Total Hotels, Restaurants & Leisure	15,145,362

Household Durables - 2.1%
	K Hovnanian Enterprises Inc., Senior Notes:
2,920,000	11.500% due 5/1/13	2,525,800
100,000	8.625% due 1/15/17	38,000
3,000,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,745,000
2,480,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	2,021,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Household Durables - 2.1% (continued)
$165,000	Ryland Group Inc., Senior Notes, 8.400% due 5/15/17	$161,710

	Total Household Durables	7,491,710

Internet & Catalog Retail - 0.2%
1,145,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	787,188

Media - 4.3%
4,965,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	3,599,625
	CCH I LLC/CCH I Capital Corp.:
770,000	Senior Notes, 11.000% due 10/1/15 (d)(e)	61,600
5,751,000	Senior Secured Notes, 11.000% due 10/1/15 (d)(e)	474,457
1,415,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (d)(e)	1,291,187
2,500,000	Cengage Learning Acquisitions Inc., Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (a)	1,237,500
925,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (d)(e)(f)	9,250
790,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (d)(e)	11,850
3,630,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(d)(e)	3,630,000
750,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	765,000
	DISH DBS Corp., Senior Notes:
1,040,000	6.625% due 10/1/14	969,800
760,000	7.750% due 5/31/15	725,800
3,415,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (e)	72,569
1,045,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13 (d)	65,313
2,785,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	1,545,675
565,000	Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	461,888

	Total Media	14,921,514

Multiline Retail - 1.3%
	Dollar General Corp.:
1,280,000	Senior Notes, 10.625% due 7/15/15	1,337,600
625,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	650,000
	Neiman Marcus Group Inc.:
4,030,916	Senior Notes, 9.000% due 10/15/15 (b)	2,237,158
530,000	Senior Secured Notes, 7.125% due 6/1/28	265,000

	Total Multiline Retail	4,489,758

Specialty Retail - 0.6%
2,095,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,099,875
500,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	467,500
870,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	530,700

	Total Specialty Retail	2,098,075

Textiles, Apparel & Luxury Goods - 0.3%
1,256,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	1,048,760

	TOTAL CONSUMER DISCRETIONARY	51,548,212

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.3%
360,000	JBS USA LLC/JBS USA Finance Inc., Senior Notes, 11.625% due 5/1/14 (a)	343,800
600,000	SUPERVALU Inc., Senior Notes, 8.000% due 5/1/16	582,000

	Total Food & Staples Retailing	925,800

Food Products - 1.2%
	Dole Food Co. Inc., Senior Notes:
4,075,000	7.250% due 6/15/10	3,993,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Food Products - 1.2% (continued)
$370,000	13.875% due 3/15/14 (a)	$391,275

	Total Food Products	4,384,775

Household Products - 0.5%
1,825,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,688,125

Tobacco - 0.7%
	Alliance One International Inc., Senior Notes:
1,790,000	8.500% due 5/15/12	1,602,050
740,000	11.000% due 5/15/12	725,200

	Total Tobacco	2,327,250

	TOTAL CONSUMER STAPLES	9,325,950

ENERGY - 14.8%
Energy Equipment & Services - 1.4%
327,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	385,668
1,220,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	908,900
885,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	747,825
1,765,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	1,456,125
40,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	37,992
1,540,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,505,121

	Total Energy Equipment & Services	5,041,631

Oil, Gas & Consumable Fuels - 13.4%
1,960,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	1,205,400
5,275,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	4,088,125
	Chesapeake Energy Corp., Senior Notes:
1,880,000	6.375% due 6/15/15	1,668,500
4,505,000	6.250% due 1/15/18	3,817,988
570,000	7.250% due 12/15/18	501,600
1,520,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,284,400
4,284,621	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.131% due 4/15/10 (a)(b)(c)	2,120,887
	El Paso Corp.:
3,180,000	Medium-Term Notes, 7.800% due 8/1/31	2,396,489
560,000	Senior Notes, 8.250% due 2/15/16	548,800
350,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	338,625
	Enterprise Products Operating LLP:
1,680,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	1,160,598
665,000	Subordinated Notes, 7.034% due 1/15/68 (c)	419,540
3,200,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,720,000
1,485,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	1,447,875
3,350,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,194,250
	Mariner Energy Inc., Senior Notes:
1,695,000	7.500% due 4/15/13	1,381,425
555,000	8.000% due 5/15/17	405,150
1,375,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	1,148,125
	OPTI Canada Inc., Senior Secured Notes:
1,400,000	7.875% due 12/15/14	759,500
515,000	8.250% due 12/15/14	285,825
1,660,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	1,079,000
	Petrohawk Energy Corp., Senior Notes:
1,275,000	9.125% due 7/15/13	1,255,875
480,000	7.875% due 6/1/15 (a)	452,400
	Petroplus Finance Ltd., Senior Notes:
900,000	6.750% due 5/1/14 (a)	747,000
630,000	7.000% due 5/1/17 (a)	510,300
1,160,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	1,136,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 13.4% (continued)
$1,430,000	Quicksilver Resources Inc., Senior Notes, 8.250% due 8/1/15	$1,172,600
5,020,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	4,091,300
4,670,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(d)(e)	175,125
400,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	318,000
865,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	847,700
875,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	896,875
1,955,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (e)	117,300
1,855,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,372,700
2,215,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,915,975
1,017,000	Williams Cos. Inc., Notes, 7.875% due 9/1/21	1,006,240

	Total Oil, Gas & Consumable Fuels	46,988,292

	TOTAL ENERGY	52,029,923

FINANCIALS - 14.6%
Commercial Banks - 0.8%
750,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	382,500
	TuranAlem Finance BV, Bonds:
1,490,000	8.250% due 1/22/37 (a)	335,250
1,090,000	8.250% due 1/22/37 (a)	256,150
2,005,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (c)(g)	1,284,154
520,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (c)(g)	442,372

	Total Commercial Banks	2,700,426

Consumer Finance - 7.5%
3,195,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	2,811,600
	Ford Motor Credit Co., Senior Notes:
2,759,000	6.570% due 6/15/11 (c)	2,196,854
1,070,000	3.889% due 1/13/12 (c)	766,388
12,610,000	12.000% due 5/15/15	10,668,388
	GMAC LLC:
	Senior Notes:
3,785,000	6.500% due 10/15/09 (a)	3,425,584
6,490,000	8.000% due 11/1/31 (a)	4,552,417
180,000	Subordinated Notes, 8.000% due 12/31/18 (a)	72,082
2,375,000	SLM Corp., Senior Notes, 1.252% due 7/26/10 (c)	2,015,135

	Total Consumer Finance	26,508,448

Diversified Financial Services - 4.1%
1,800,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	1,062,000
2,010,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(d)	904,500
	CIT Group Inc., Senior Notes:
545,000	4.125% due 11/3/09	486,727
65,000	1.451% due 3/12/10 (c)	51,569
1,320,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	1,405,800
2,195,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (c)(g)	1,673,881
1,610,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	1,360,450
1,930,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	1,987,655
	TNK-BP Finance SA:
1,486,000	7.875% due 3/13/18 (a)	1,066,205
	Senior Notes:
300,000	7.500% due 7/18/16 (a)	222,000
100,000	7.500% due 7/18/16 (a)	74,750
725,000	7.875% due 3/13/18 (a)	518,375
2,775,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 12.278% due 10/1/15	2,483,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 4.1% (continued)
$1,250,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$1,196,875

	Total Diversified Financial Services	14,494,412

Insurance - 0.1%
3,230,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(c)	371,754

Real Estate Investment Trusts (REITs) - 0.3%
830,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	361,050
445,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	396,050
	Ventas Realty LP/Ventas Capital Corp.:
158,000	9.000% due 5/1/12	165,900
50,000	Senior Notes, 6.500% due 6/1/16	45,000

	Total Real Estate Investment Trusts (REITs)	968,000

Real Estate Management & Development - 0.5%
1,055,600	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 16.209% due 6/30/15 (a)(d)(f)	395,850
	Realogy Corp.:
2,740,000	Senior Notes, 10.500% due 4/15/14	917,900
2,480,000	Senior Subordinated Notes, 12.375% due 4/15/15	607,600
253,279	Senior Toggle Notes, 11.000% due 4/15/14 (b)	47,490

	Total Real Estate Management & Development	1,968,840

Thrifts & Mortgage Finance - 1.3%
5,510,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	4,469,987

	TOTAL FINANCIALS	51,481,867

HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 0.6%
2,205,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17 (b)	2,133,337
170,000	Fresenius Medical Care Capital Trust IV, Senior Subordinated Notes, 7.875% due 6/15/11	174,250

	Total Health Care Equipment & Supplies	2,307,587

Health Care Providers & Services - 6.6%
3,570,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	2,445,450
	DaVita Inc.:
890,000	Senior Notes, 6.625% due 3/15/13	878,875
1,630,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,601,475
	HCA Inc.:
	Notes:
270,000	9.000% due 12/15/14	218,169
573,000	7.690% due 6/15/25	333,640
	Senior Secured Notes:
585,000	9.250% due 11/15/16	580,612
5,040,000	9.625% due 11/15/16 (b)	4,687,200
1,828,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,805,150
	Tenet Healthcare Corp., Senior Notes:
2,480,000	7.375% due 2/1/13	2,281,600
1,617,000	9.000% due 5/1/15 (a)	1,641,255
2,377,000	10.000% due 5/1/18 (a)	2,483,965
	Universal Hospital Services Inc., Senior Secured Notes:
780,000	5.943% due 6/1/15 (c)	602,550
715,000	8.500% due 6/1/15 (b)	668,525

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 6.6% (continued)
$4,786,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12 (b)(c)	$2,895,530

	Total Health Care Providers & Services	23,123,996

Pharmaceuticals - 0.0%
6,655,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(e)	33,275

	TOTAL HEALTH CARE	25,464,858

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.0%
	Hawker Beechcraft Acquisition Co., Senior Notes:
1,090,000	8.500% due 4/1/15	373,325
6,125,000	8.875% due 4/1/15 (b)	1,194,375
2,075,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,909,000

	Total Aerospace & Defense	3,476,700

Airlines - 1.3%
1,260,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	787,500
5,405,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	2,080,925
1,334,317	Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14 (f)	787,247
	United Airlines Inc., Pass-Through Certificates:
316,338	8.030% due 7/1/11	294,194
500,266	7.186% due 10/1/12	485,258
104,960	Senior Secured Notes, 7.032% due 10/1/10 (f)	100,762

	Total Airlines	4,535,886

Building Products - 1.2%
	Associated Materials Inc.:
4,375,000	Senior Discount Notes, 11.250% due 3/1/14	1,596,875
1,350,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,093,500
1,690,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	1,090,050
3,204,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 14.780% due 3/1/14	352,440

	Total Building Products	4,132,865

Commercial Services & Supplies - 2.9%
4,615,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	4,499,625
1,738,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,733,655
2,675,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,732,063
	US Investigations Services Inc., Senior Subordinated Notes:
335,000	10.500% due 11/1/15 (a)	259,625
2,735,000	11.750% due 5/1/16 (a)	1,887,150

	Total Commercial Services & Supplies	10,112,118

Construction & Engineering - 0.3%
1,250,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,271,875

Electrical Equipment - 0.0%
440,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	168,300

Machinery - 0.4%
1,060,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	832,100
	Terex Corp., Senior Subordinated Notes:
110,000	7.375% due 1/15/14	97,900
695,000	8.000% due 11/15/17	573,375

	Total Machinery	1,503,375

Road & Rail - 2.2%
3,240,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	2,316,600
	Kansas City Southern de Mexico, Senior Notes:
4,020,000	9.375% due 5/1/12	3,698,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Road & Rail - 2.2% (continued)
$1,440,000	7.625% due 12/1/13	$1,188,000
235,000	7.375% due 6/1/14	191,525
285,000	12.500% due 4/1/16 (a)	276,450

	Total Road & Rail	7,670,975

Trading Companies & Distributors - 0.9%
755,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	490,750
365,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	237,250
1,715,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,174,775
3,275,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	1,179,000

	Total Trading Companies & Distributors	3,081,775

Transportation Infrastructure - 0.4%
	Swift Transportation Co., Senior Secured Notes:
1,805,000	8.984% due 5/15/15 (a)(c)	568,575
2,615,000	12.500% due 5/15/17 (a)	836,800

	Total Transportation Infrastructure	1,405,375

	TOTAL INDUSTRIALS	37,359,244

INFORMATION TECHNOLOGY - 1.4%
IT Services - 0.7%
1,730,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	908,250
1,735,000	First Data Corp., Senior Notes, 9.875% due 9/24/15 (a)	1,207,994
500,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	437,500

	Total IT Services	2,553,744

Semiconductors & Semiconductor Equipment - 0.3%
	Freescale Semiconductor Inc.:
	Senior Notes:
1,320,000	8.875% due 12/15/14	455,400
540,000	9.125% due 12/15/14 (b)	94,500
1,395,000	Senior Subordinated Notes, 10.125% due 12/15/16	341,775

	Total Semiconductors & Semiconductor Equipment	891,675

Software - 0.4%
2,245,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,476,087

	TOTAL INFORMATION TECHNOLOGY	4,921,506

MATERIALS - 6.8%
Chemicals - 0.6%
4,180,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (d)	397,100
2,060,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	1,854,629

	Total Chemicals	2,251,729

Containers & Packaging - 0.7%
20,000	Berry Plastics Holding Corp., Second Priority Senior Secured Notes, 8.875% due 9/15/14	14,500
725,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	681,500
	Graham Packaging Co. Inc.:
170,000	Senior Notes, 8.500% due 10/15/12	147,050
330,000	Senior Subordinated Notes, 9.875% due 10/15/14	268,538
1,925,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (d)(e)(f)	0
1,585,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	1,339,325

	Total Containers & Packaging	2,450,913

Metals & Mining - 2.2%
1,850,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,322,750
4,825,000	Noranda Aluminium Acquisition Corp., Senior Notes, 6.595% due 5/15/15 (b)(c)	1,712,875
3,685,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,934,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 2.2% (continued)
$4,315,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	$2,632,150

	Total Metals & Mining	7,602,400

Paper & Forest Products - 3.3%
	Abitibi-Consolidated Co. of Canada:
707,000	Senior Notes, 15.500% due 7/15/10 (a)(e)	70,700
5,430,000	Senior Secured Notes, 13.750% due 4/1/11 (a)(e)	4,751,250
	Appleton Papers Inc.:
235,000	Senior Notes, 8.125% due 6/15/11	142,175
4,755,000	Senior Subordinated Notes, 9.750% due 6/15/14	1,117,425
2,220,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	2,231,100
	NewPage Corp., Senior Secured Notes:
4,125,000	7.420% due 5/1/12 (c)	1,794,375
855,000	10.000% due 5/1/12	406,125
1,804,415	Newpage Holding Corp., Senior Notes, 10.265% due 11/1/13 (b)(c)	81,199
1,525,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	873,062

	Total Paper & Forest Products	11,467,411

	TOTAL MATERIALS	23,772,453

TELECOMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 6.2%
830,000	CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17 (a)	842,450
695,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	500,400
3,570,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
1,170,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (d)(e)	7,313
1,330,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,366,575
1,430,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	1,394,250
5,000,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.671% due 2/1/15 (a)	4,525,000
	Intelsat Jackson Holdings Ltd., Senior Notes:
140,000	9.500% due 6/15/16 (a)	138,600
1,080,000	11.500% due 6/15/16 (a)	1,069,200
	Level 3 Financing Inc., Senior Notes:
2,555,000	12.250% due 3/15/13	2,318,662
1,850,000	9.250% due 11/1/14	1,491,562
1,935,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,876,950
1,480,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,465,200
	Wind Acquisition Finance SA:
648,084	8.393% due 12/21/11 (c)	506,316
3,000,000	Senior Bonds, 10.750% due 12/1/15 (a)	3,135,000
1,350,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,350,000

	Total Diversified Telecommunication Services	21,987,478

Wireless Telecommunication Services - 4.4%
1,790,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	2,138,321
	MetroPCS Wireless Inc., Senior Notes:
1,040,000	9.250% due 11/1/14	1,046,500
765,000	9.250% due 11/1/14 (a)	765,956
	Sprint Capital Corp., Senior Notes:
2,470,000	7.625% due 1/30/11	2,392,813
1,810,000	8.375% due 3/15/12	1,744,388
690,000	6.875% due 11/15/28	469,200
3,930,000	8.750% due 3/15/32	3,006,450
6,240,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	3,775,200

	Total Wireless Telecommunication Services	15,338,828

	TOTAL TELECOMMUNICATION SERVICES	37,326,306

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
UTILITIES - 8.2%
Electric Utilities - 0.4%
$3,190,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16 (b)	$1,291,950

Gas Utilities - 0.4%
1,525,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,490,688

Independent Power Producers & Energy Traders - 7.4%
	AES Corp., Senior Notes:
665,000	9.750% due 4/15/16 (a)	661,675
2,700,000	8.000% due 10/15/17	2,484,000
1,035,000	8.000% due 6/1/20 (a)	910,800
	Dynegy Holdings Inc., Senior Notes:
200,000	7.500% due 6/1/15	158,000
4,505,000	7.750% due 6/1/19	3,333,700
	Edison Mission Energy, Senior Notes:
2,240,000	7.750% due 6/15/16	1,786,400
980,000	7.200% due 5/15/19	717,850
2,385,000	7.625% due 5/15/27	1,538,325
21,200,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	10,971,000
1,100,953	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	1,089,943
1,220,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,180,350
500,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	482,500
910,000	Reliant Energy Inc., Senior Notes, 7.875% due 6/15/17	816,725

	Total Independent Power Producers & Energy Traders	26,131,268

	TOTAL UTILITIES	28,913,906

	TOTAL CORPORATE BONDS & NOTES (Cost - $468,946,554)	322,144,225

ASSET-BACKED SECURITY - 0.0%
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
9,215,241	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost - $10,260,574)	0

COLLATERALIZED SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.9%
243,468	Allison Transmission Inc., Term Loan, 5.450% due 8/17/14 (c)	175,770
3,881,389	Allison Transmission Inc., Term Loan B, 4.996% due 8/7/14 (c)	2,802,145

	Total Auto Components	2,977,915

Media - 0.1%
968,305	Idearc Inc., Term Loan B, 4.000% due 11/1/14 (c)	381,001

	TOTAL CONSUMER DISCRETIONARY	3,358,916

ENERGY - 0.7%
Energy Equipment & Services - 0.6%
2,870,102	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (c)(d)	2,080,824

Oil, Gas & Consumable Fuels - 0.1%
2,000,000	Stallion Oilfield Services, Term Loan, 8.506% due 7/31/12 (c)	410,000

	TOTAL ENERGY	2,490,824

INDUSTRIALS - 0.3%
Airlines - 0.2%
1,500,000	United Airlines Inc., Term Loan B, 1.000% due 1/12/14 (c)	761,667

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Trading Companies & Distributors - 0.1%
$1,875,337	Penhall International Corp., Term Loan, 12.375% due 4/1/12 (c)	$468,834

	TOTAL INDUSTRIALS	1,230,501

MATERIALS - 0.2%
Chemicals - 0.2%
1,978,000	Lyondell Chemical Co., Term Loan, 0.000% due 12/20/14	663,866

Containers & Packaging - 0.0%
73,021	Berry Plastics Corp., Senior Term Loan, 11.334% due 6/15/14 (c)	17,343

Paper & Forest Products - 0.0%
689,568	Verso Paper Holdings LLC, Term Loan, 9.033% due 2/1/13 (c)	58,613

	TOTAL MATERIALS	739,822

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $12,943,398)	7,820,063

CONVERTIBLE BONDS & NOTES - 1.3%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
4,200,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	3,081,750

FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
200,000	Ventas Inc., Senior Notes, 3.875% due 11/15/11 (a)	188,250

INDUSTRIALS - 0.3%
Marine - 0.3%
2,215,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	1,154,569

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,319,618)	4,424,569

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
4,502	Buffets Restaurant Holdings Inc. (f)*	0

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
185,784	Aurora Foods Inc. (d)(f)*	0

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,056	Axiohm Transaction Solutions Inc. (d)(f)*	0

MATERIALS - 0.0%
Chemicals - 0.0%
3	Pliant Corp. (d)(f)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
7,716	McLeodUSA Inc., Class A Shares (d)(f)*	0
18,375	Pagemart Wireless (d)(f)*	184
1,571	World Access Inc. (d)*	1

	TOTAL TELECOMMUNICATION SERVICES	185

	TOTAL COMMON STOCKS (Cost - $3,671,360)	185

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
3,560	Bank of America Corp., 7.250% due 12/31/49 (Cost - $3,569,019)	$2,054,120

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
6	ION Media Networks Inc., Series B, 12.000% (d)(f)*	0

FINANCIALS - 0.1%
Consumer Finance - 0.1%
1,622	Preferred Blocker Inc., 7.000% (a)	486,701

	TOTAL PREFERRED STOCKS (Cost - $754,992)	486,701

WARRANTS
WARRANTS - 0.0%
1,989	Buffets Restaurant Holdings, Expires 4/28/14(f)*	0
3,650	Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(f)*	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(f)*	0
1,835	Jazztel PLC, Expires 7/15/10(a)(d)(f)*	0
3,775	Merrill Corp., Class B Shares, Expires 5/1/09(a)(d)(f)*	0
375	UbiquiTel Inc., Expires 4/15/10(a)(d)(f)*	0

	TOTAL WARRANTS (Cost - $729,010)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $505,194,525)	336,929,863

FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Corporate Bond & Note - 0.5%
$1,960,000	GMAC LLC, Senior Notes, 2.788% due 6/30/09 (a)(c) (Cost - $1,803,516)	1,835,050

Repurchase Agreement - 1.5%
5,082,000	Morgan Stanley tri-party repurchase agreement dated 4/30/09, 0.110% due 5/1/09; Proceeds at maturity - $5,082,016; (Fully collateralized by U.S. government agency obligation, 5.500% due 3/28/16; Market value - $5,238,242) (Cost - $5,082,000)	5,082,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,885,516)	6,917,050

	TOTAL INVESTMENTS - 97.8% (Cost - $512,080,041#)	343,846,913
	Other Assets in Excess of Liabilities - 2.2%	7,845,125

	TOTAL NET ASSETS - 100.0%	$351,692,038

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(d)	Illiquid security.

(e)	Security is currently in default.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GMAC	— General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	April 30, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$343,846,913	$2,054,121	$340,609,511	$1,183,281
Other Financial Instruments*	(227,744)	—	(227,744)	—

Total	$343,619,169	$2,054,121	$340,381,767	$1,183,281

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of July 31, 2008	$8,815,445
Accrued Premiums/Discounts	182,295
Realized Gain (Loss)	(4,737,361	) (1)
Change in unrealized appreciation (depreciation)	(949,305	) (2)
Net purchases (sales)	(1,364,765)
Transfers in and/or out of Level 3	(763,028)

Balance as of April 30, 2009	$1,183,281

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$20,893,155	(2)

(1)	This amount is included in net realized gain (loss) from investment.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indication of the current status of the payment/performance risk.

Notes to Schedule of Investments (unaudited) (continued)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,414,160
Gross unrealized depreciation	(176,647,288)

Net unrealized depreciation	$(168,233,128)

During the period ended April 30, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding July 31, 2008	—	—
Options written	8,000,000	$175,000
Options closed	—	—
Options expired	(8,000,000)	(175,000)

Written options, outstanding April 30, 2009	—	—

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2009, the Fund had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse First Boston Inc.(CDX North America Crossover Index)	$1,840,000	6/20/13	5.000% quarterly	$(332,198)	$(208,659)	$(123,539)
Credit Suisse First Boston Inc.(CDX North America Crossover Index)	1,840,000	6/20/13	5.000% quarterly	(332,198)	(227,993)	(104,205)

Net unrealized depreciation on sales of credits default swaps on credit indices						$(227,744)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

3. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2009

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	June 24, 2009